Average Annual Total Returns - Advisor Class and Class M - PIMCO All Asset Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	M 1 Year	M 5 Years	M 10 Years	Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes) 10 Years	Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes) 1 Year	Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes) 5 Years	Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes) 10 Years
Total	7.91%	7.85%	4.54%	7.74%	7.63%	4.34%	8.39%	4.13%	2.88%	6.29%	6.94%	6.73%